Source Capital, Inc.

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 31.9%
	ASSET-BACKED SECURITIES — 13.6%
	COLLATERALIZED LOAN OBLIGATION — 7.7%
	ABPCI Direct Lending Fund CLO I LLC
$2,056,000	Series 2016-1A, Class E2, 14.309% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	$2,055,819
	ABPCI Direct Lending Fund CLO II LLC
2,942,000	Series 2017-1A, Class ER, 13.179% (3-Month Term SOFR+786.161 basis points), 4/20/2032(a),(b)	2,851,198
	Barings Middle Market CLO Ltd.
1,040,000	Series 2021-IA, Class D, 14.229% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,039,853
	BlackRock Maroon Bells CLO XI LLC
3,287,000	Series 2022-1A, Class E, 14.814% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	3,303,422
	Fortress Credit Opportunities IX CLO Ltd.
5,186,000	Series 2017-9A, Class ER, 13.636% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	5,087,886
	Ivy Hill Middle Market Credit Fund XII Ltd.
814,000	Series 12A, Class DR, 13.749% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	802,185
	Ivy Hill Middle Market Credit Fund XVIII Ltd.
3,464,000	Series 18A, Class E, 13.329% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,363,069
	Ivy Hill Middle Market Credit Fund XX Ltd.
2,380,000	Series 20A, Class E, 15.318% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	2,408,769
	Parliament CLO II Ltd.
1,854,000	Series 2021-2A, Class D, 9.281% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	1,782,080
	TCP Waterman CLO LLC
1,571,000	Series 2017-1A, Class ER, 13.741% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	1,547,534
	VCP CLO II Ltd.
4,421,000	Series 2021-2A, Class E, 13.986% (3-Month Term SOFR+867.161 basis points), 4/15/2031(a),(b)	4,421,385
		28,663,200
	EQUIPMENT — 0.8%
	Coinstar Funding LLC
2,857,180	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,532,523
	Prop 2017-1A
350,900	5.300%, 3/15/2042(c),(d)	302,652
		2,835,175

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER — 5.1%
	ABPCI Direct Lending Fund ABS I Ltd.
$3,077,121	Series 2020-1A, Class B, 4.935%, 12/20/2030(a)	$2,901,528
	ABPCI Direct Lending Fund ABS II LLC
3,387,000	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	3,146,371
	ABPCI Direct Lending Fund LP
304,579	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	290,826
	Cologix Data Centers US Issuer LLC
1,765,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	1,570,849
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	343,668
	Diamond Issuer
1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	839,877
	Elm Trust
44,331	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	42,396
127,309	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	119,387
721,852	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	672,194
	Golub Capital Partners ABS Funding Ltd.
1,002,432	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	945,401
1,401,179	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,312,234
3,377,000	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	2,904,169
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	674,134
	Monroe Capital ABS Funding Ltd.
851,677	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	830,420
	TVEST LLC
13,051	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	13,004
	VCP RRL ABS I Ltd.
898,752	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	827,603
1,893,186	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,703,920
		19,137,981
	TOTAL ASSET-BACKED SECURITIES
	(Cost $52,508,649)	50,636,356
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
	AGENCY — 0.1%
	Eleven Madison Mortgage Trust
344,000	Series 2015-11MD, Class A, 3.555%, 9/10/2035(a),(b)	323,433

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY — 0.3%
	BX Commercial Mortgage Trust
$1,311,000	Series 2021-VOLT, Class F, 7.840% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	$1,320,011
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,617,360)	1,643,444
	CONVERTIBLE BONDS — 2.5%
	Delivery Hero AG
3,500,000	1.000%, 4/30/2026	3,352,659
500,000	1.000%, 1/23/2027	451,601
100,000	1.500%, 1/15/2028	84,607
	Wayfair, Inc.
5,078,000	0.625%, 10/1/2025	4,703,752
122,000	1.000%, 8/15/2026	112,618
	Zillow Group, Inc.
48,000	2.750%, 5/15/2025	50,700
350,000	1.375%, 9/1/2026	431,157
	TOTAL CONVERTIBLE BONDS
	(Cost $8,586,375)	9,187,094
	CORPORATE BANK DEBT — 5.1%
	Axiom Global, Inc.
1,713,263	10.179% (1-Month Term SOFR+485 basis points), 10/1/2026(b),(d),(e)	1,657,582
	Azalea Topco, Inc.
1,141,140	8.942% (3-Month Term SOFR+361.4 basis points), 7/25/2026(b),(d),(e)	1,131,874
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
149,058	10.180% (1-Month Term SOFR+485 basis points), 11/12/2027(b),(c),(d),(e),(f)	142,693
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
2,153,655	10.180% (1-Month Term SOFR+485 basis points), 11/12/2027(b),(c),(d),(e)	2,061,690
	CB&I STS Delaware LLC
2,135,177	13.086% (3-Month Term SOFR+776.2 basis points), 12/31/2026(b),(c),(d),(e),(g)	2,092,473
	Cornerstone OnDemand, Inc.
72,884	9.195% (1-Month Term SOFR+386.4 basis points), 10/16/2028(b),(d),(e)	71,427
	Element Commercial Funding LP
2,360,000	10.731% (1-Month Term SOFR+575 basis points), 9/15/2024(b),(c),(d),(e),(f)	2,341,741
	Farfetch U.S. Holdings, Inc.
3,199,221	11.666% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(d),(e)	2,943,284
	Frontier Communications Holdings LLC
1,230,930	9.195% (1-Month Term SOFR+386.4 basis points), 10/8/2027(b),(d),(e)	1,222,720
	JC Penney Corp., Inc.
462,319	9.500% (1-Month USD Libor+425 basis points), 6/23/2025*,(b),(d),(e),(h)	46
	Lealand Finance Company B.V. Senior Exit LC
1,698,187	3.500%, 6/30/2027(b),(c),(d),(e)	(816,751)
4,666,312	5.250%, 6/30/2027(b),(c),(d),(e),(f),(i)	(1,679,872)

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	Light Commercial Funding LP
$1,332,000	11.153% (1-Month Term SOFR+600 basis points), 10/31/2026(b),(c),(d),(e),(f)	$1,298,760
	McDermott LC
991,164	9.592%, 6/30/2027(b),(c),(d),(e),(f)	495,582
	McDermott Tanks Escrow LC
228,693	9.592%, 12/31/2026(b),(c),(d),(e)	114,346
	McDermott Tanks Secured LC
2,513,909	10.250%, 12/31/2026(b),(c),(d),(e),(f),(i)	(402,225)
	McDermott Technology Americas, Inc.
141,927	8.442% (1-Month Term SOFR+311.4 basis points), 6/30/2027(b),(d),(e)	70,963
1,532,125	6.443% (1-Month Term SOFR+111.4 basis points), 12/31/2027(b),(d),(e),(g)	597,528
	Polaris Newco, LLC Term Loan B
1,136,850	9.313% (3-Month Term SOFR+400 basis points), 6/5/2028(b),(d),(e)	1,124,299
	Project Myrtle
3,000,000	7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025(b),(c),(d),(e),(f),(i)	1,221,259
	QBS Parent, Inc.
1,918,987	9.709% (3-Month Term SOFR+425 basis points), 9/21/2025(b),(d),(e)	1,858,213
	Vision Solutions, Inc.
73,066	9.586% (3-Month Term SOFR+426.2 basis points), 5/28/2028(b),(d),(e)	73,066
	WH Borrower LLC, Term Loan B
1,149,495	10.903% (3-Month Term SOFR+550 basis points), 2/15/2027(b),(d),(e)	1,145,184
	Windstream Services LLC
251,087	11.680% (1-Month Term SOFR+635 basis points), 9/21/2027(b),(d),(e)	244,391
	TOTAL CORPORATE BANK DEBT
	(Cost $22,898,961)	19,010,273
	CORPORATE BONDS — 10.3%
	COMMUNICATIONS — 1.0%
	Consolidated Communications, Inc.
1,272,000	6.500%, 10/1/2028(a)	1,109,820
	Frontier Communications Holdings LLC
453,000	5.875%, 10/15/2027(a)	437,287
	Upwork, Inc.
2,500,000	0.250%, 8/15/2026	2,179,750
		3,726,857
	CONSUMER DISCRETIONARY — 0.7%
	Air Canada Pass Through Trust
1,500,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,635,000
	Cimpress PLC
381,000	7.000%, 6/15/2026	381,305
	VT Topco, Inc.
421,000	8.500%, 8/15/2030(a)	443,102
		2,459,407

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY — 3.5%
	Gulfport Energy Corp.
$11,736	8.000%, 5/17/2026	$11,912
	Tidewater, Inc.
9,600,000	8.500%, 11/16/2026	9,978,000
3,000,000	10.375%, 7/3/2028(a)	3,195,000
		13,184,912
	FINANCIALS — 3.6%
	Apollo Debt Solutions BDC Senior Notes
2,333,000	8.620%, 9/28/2028(c),(d)	2,333,000
	Blue Owl Credit Income Corp.
1,167,000	4.700%, 2/8/2027	1,105,786
2,243,000	7.750%, 9/16/2027	2,294,939
	Charles Schwab Corp.
549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	510,284
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	67,781
	HPS Corporate Lending Fund
520,000	6.750%, 1/30/2029(a)	518,480
	Midcap Financial Issuer Trust
3,466,000	6.500%, 5/1/2028(a)	3,186,536
	Oaktree Strategic Credit Fund
1,615,000	8.400%, 11/14/2028(a)	1,711,343
	OCREDIT BDC Senior Notes
552,000	7.770%, 3/7/2029(c),(d)	552,000
	Vornado Realty LP
1,000,000	3.500%, 1/15/2025	968,750
250,000	2.150%, 6/1/2026	226,040
		13,474,939
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
1,796,000	10.331% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	1,903,760
	TECHNOLOGY — 1.0%
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(c),(d)	3,500,000
	TOTAL CORPORATE BONDS
	(Cost $37,479,636)	38,249,875
	TOTAL BONDS & DEBENTURES
	(Cost $123,090,981)	118,727,042

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number
of Shares		Value
	CLOSED-END FUNDS — 0.1%
142,220	Altegrity, Inc.(c),(d)	$331,372
	TOTAL CLOSED-END FUNDS
	(Cost $0)	331,372
	COMMON STOCKS — 40.5%
	AEROSPACE & DEFENSE — 1.9%
33,600	Howmet Aerospace, Inc.	2,299,248
21,785	Safran SA	4,936,821
		7,236,069
	APPAREL & TEXTILE PRODUCTS — 0.8%
18,617	Cie Financiere Richemont SA Class A	2,838,272
	ASSET MANAGEMENT — 0.3%
14,295	Groupe Bruxelles Lambert NV	1,080,492
14,610	Pershing Square Tontine Holdings Ltd.(c),(d)	—
3,497	PowerUp Acquisition Corp*	38,572
		1,119,064
	BANKING — 3.9%
134,615	Citigroup, Inc.	8,513,052
105,255	Wells Fargo & Co.	6,100,580
		14,613,632
	BEVERAGES — 2.3%
64,215	Heineken Holding NV	5,182,093
130,940	JDE Peet's NV	2,749,048
62,216	Swire Pacific Ltd. Class A	511,915
		8,443,056
	CABLE & SATELLITE — 3.0%
5,983	Charter Communications, Inc. Class A*	1,738,839
215,600	Comcast Corp. Class A	9,346,260
		11,085,099
	CHEMICALS — 1.8%
77,685	International Flavors & Fragrances, Inc.	6,680,133
	CONSTRUCTION MATERIALS — 2.8%
115,552	Holcim AG*	10,462,331
	E-COMMERCE DISCRETIONARY — 0.8%
28,187	Alibaba Group Holding Ltd.	252,991
15,969	Amazon.com, Inc.*	2,880,489
		3,133,480
	ELECTRIC UTILITIES — 0.7%
68,180	FirstEnergy Corp.	2,633,111
9,047	PG&E Corp.	151,628
		2,784,739

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL EQUIPMENT — 2.2%
57,280	TE Connectivity Ltd.	$8,319,347
	ENGINEERING & CONSTRUCTION — 0.8%
2,135,146	McDermott International, Ltd.*,(c),(d)	427,029
21,370	Samsung C&T Corp.	2,541,383
		2,968,412
	ENTERTAINMENT CONTENT — 0.7%
4,347	Epic Games, Inc.(c),(d)	1,156,302
81,739	Nexon Co. Ltd.	1,355,297
		2,511,599
	HEALTH CARE FACILITIES & SVCS — 0.3%
3,606	ICON PLC*	1,211,436
	INDUSTRIAL SUPPORT SERVICES — 1.3%
21,507	Ferguson PLC	4,697,774
	INSURANCE — 1.5%
16,270	Aon PLC Class A	5,429,624
	INTERNET MEDIA & SERVICES — 4.7%
31,853	Alphabet, Inc. Class A*	4,807,573
19,721	Alphabet, Inc. Class C*	3,002,720
8,390	Delivery Hero SE*,(a)	240,005
9,669	Just Eat Takeaway.com NV*,(a)	143,309
10,387	Meta Platforms, Inc. Class A	5,043,720
1,004	Netflix, Inc.*	609,759
86,481	Prosus N.V.*	2,712,736
14,078	Uber Technologies, Inc.*	1,083,865
		17,643,687
	LEISURE FACILITIES & SERVICES — 1.0%
48,095	Entain PLC	484,046
12,342	Marriott International, Inc. Class A	3,114,010
		3,598,056
	METALS & MINING — 1.2%
788,595	Glencore PLC*	4,332,644
	OIL & GAS PRODUCERS — 1.1%
7,174	Gulfport Energy Corp.*	1,148,701
160,090	Kinder Morgan, Inc.	2,936,051
		4,084,752
	OTHER COMMON STOCK — 0.0%
—	Other Common Stock(k)	3,251
	REAL ESTATE SERVICES — 0.0%
16,058	Copper Property CTL Pass Through Trust(d)	158,171

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL - DISCRETIONARY — 0.5%
23,348	CarMax, Inc.*	$2,033,844
	SEMICONDUCTORS — 4.3%
42,594	Analog Devices, Inc.	8,424,667
2,797	Broadcom, Inc.	3,707,172
16,423	NXP Semiconductors NV	4,069,127
		16,200,966
	SOFTWARE — 0.0%
10,312	Windstream Holdings, Inc.*,(c)	97,964
	TECHNOLOGY HARDWARE — 0.7%
49,244	Nintendo Co. Ltd.	2,686,657
	TECHNOLOGY SERVICES — 0.8%
44,825	LG Corp.	2,916,747
	TRANSPORTATION & LOGISTICS — 0.5%
84,452	PHI Group, Inc.*,(c),(d)	1,689,040
	TRANSPORTATION EQUIPMENT — 0.6%
14,298	Westinghouse Air Brake Technologies Corp.	2,082,933
	TOTAL COMMON STOCKS
	(Cost $97,718,505)	151,062,779
	LIMITED PARTNERSHIPS — 11.2%
55,000	Blue Torch Credit Opportunities Fund II LP(d),(l)	4,135,218
60,000	Clover Private Credit Opportunities Fund LP(d),(l)	4,415,103
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(l)	3,786,818
80,000	Metro Partners Fund VII LP(d),(l)	8,467,701
80,000	MSD Private Credit Opportunities Fund II LP(d),(l)	2,961,594
30,000	MSD Real Estate Credit Opportunities Fund(d),(l)	1,392,050
55,000	Nebari Natural Resources Credit Fund I LP(d),(l)	5,122,342
30,000	Piney Lake Opportunities Fund LP(d),(l)	3,073,967
18,000	Post Road Special Opportunity Fund II LP(d),(l)	1,615,708
34,745	Silverpeak Credit Opportunities LP(d),(l)	1,735,764
48,500	Silverpeak Special Situations(d),(l)	4,868,623
	TOTAL LIMITED PARTNERSHIPS
	(Cost $36,520,673)	41,574,888
	PREFERRED STOCKS — 0.0%
	ENERGY — 0.0%
47	Gulfport Energy Corp., 10.000%, (c)	45,659
	INDUSTRIALS — 0.0%
908	McDermott International, Ltd., 8.000%, (c),(d)	103,239
	TOTAL PREFERRED STOCKS
	(Cost $83,400)	148,898

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number
of Shares		Value
	WARRANTS (SPAC) — 0.1%
1,374	American Oncology Network, Inc., Expiration Date: March 31, 2028*	$467
11,954	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	643
20,278	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	6,797
13,186	Brand Engagement Network, Inc., Expiration Date: December 31, 2027*	1,584
94,574	BurTech Acquisition Corp., Expiration Date: December 18, 2026*	17,014
9,384	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	3,003
26,146	Disruptive Acquisition Corp. I A Shares, Expiration Date: March 6, 2026*,(c)	—
12,721	ECARX Holdings, Inc., Expiration Date: December 21, 2027*	382
31,567	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	35
4,908	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,(c)	—
26,146	Golden Arrow Merger Corp., Expiration Date: July 31, 2027*	4,973
7,538	Heliogen, Inc., Expiration Date: March 31, 2028*	75
24,015	MariaDB PLC, Expiration Date: December 16, 2027*	2,161
13,756	Metals Acquisition Ltd., Expiration Date: June 16, 2028*	28,062
16,476	NioCorp Developments Ltd., Expiration Date: March 17, 2028*	6,426
6,999	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*,(c)	7
5,407	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(c)	1
14,795	Plum Acquisition Corp. I, Expiration Date: December 31, 2028*	5,770
1,029	Plum Acquisition Corp. III, Expiration Date: March 31, 2028*	139
1,748	PowerUp Acquisition Corp., Expiration Date: February 18, 2027*	53
815	Prenetics Global Ltd., Expiration Date: December 31, 2026*	8
5,878	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(c)	530
39,217	Sable Offshore Corp., Expiration Date: December 31, 2028*	101,180
13,618	Slam Corp., Expiration Date: December 31, 2027*	2,451
2,126	Swvl Holdings Corp., Expiration Date: March 31, 2027*	36
25,079	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	2,357
	TOTAL WARRANTS (SPAC)
	(Cost $117,788)	184,154
	SHORT-TERM INVESTMENTS — 15.3%
	MONEY MARKET INVESTMENTS — 15.3%
57,143,474	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.08%(m)	57,143,474
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $57,143,474)	57,143,474

	TOTAL INVESTMENTS — 99.1%
	(Cost $314,674,821)	369,172,607
	Other Assets in Excess of Liabilities — 0.9%	3,397,991
	TOTAL NET ASSETS — 100.0%	$372,570,598

BDC – Business Development Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

US – United States

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $66,500,790, which represents 17.85% of Net Assets.

(b)	Variable or floating rate security.

(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represents 4.67% of Net Assets. The total value of these securities is $17,408,491.

(d)	Restricted securities. These restricted securities constituted 19.60% of total net assets at March 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.

(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(f)	As of March 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.

(g)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

(h)	Security is in default.

(i)	All or a portion of the loan is unfunded.

(j)	Perpetual security. Maturity date is not applicable.

(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.

(m)	The rate is the annualized seven-day yield at period end.

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$331,372	0.09%
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	2,333,000	2,333,000	0.63%
Axiom Global, Inc., 10.179% (1-Month Term SOFR+485basis points), 10/1/2026	11/18/2021	1,701,575	1,657,582	0.44%
Azalea Topco, Inc., 8.942% (3-Month Term SOFR+361.4basis points), 7/25/2026	9/20/2021	1,136,139	1,131,874	0.30%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	3,816,396	4,135,218	1.11%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 10.180% (1-Month Term SOFR+485basis points), 11/12/2027	11/12/2020	148,596	142,693	0.04%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 10.180% (1-Month Term SOFR+485basis points), 11/12/2027	11/12/2020	2,140,292	2,061,690	0.55%
CB&I STS Delaware LLC, 13.086% (3-Month Term SOFR+776.2basis points), 12/31/2026	9/5/2023	2,135,177	2,092,473	0.56%
Clover Private Credit Opportunities Fund LP	12/13/2021	4,056,233	4,415,103	1.19%
Copper Property CTL Pass Through Trust	10/5/2017	528,672	158,171	0.04%
Cornerstone OnDemand, Inc., 9.195% (1-Month Term SOFR+386.4basis points), 10/16/2028	12/7/2022	67,573	71,427	0.02%
Element Commercial Funding LP, 10.731% (1-Month Term SOFR+575basis points), 9/15/2024	4/14/2023	2,330,500	2,341,741	0.63%
Epic Games, Inc.	6/25/2020	2,499,525	1,156,302	0.31%
Farfetch U.S. Holdings, Inc., 11.666% (3-Month Term SOFR+625basis points), 10/20/2027	9/28/2022	3,022,190	2,943,284	0.79%
Frontier Communications Holdings LLC, 9.195% (1-Month Term SOFR+386.4basis points), 10/8/2027	4/9/2021	1,222,370	1,222,720	0.33%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.331% (1-Month Term SOFR+500basis points), 4/30/2028	5/5/2023	1,779,035	1,903,760	0.51%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	3,986,799	3,786,818	1.02%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	3,500,000	3,500,000	0.94%
JC Penney Corp., Inc., 9.500% (1-Month USD Libor+425basis points), 6/23/2025	2/3/2021	-	46	0.00%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	2/28/2020	(959,082)	(816,751)	-0.22%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	11/12/2019	(10,598)	(1,679,872)	-0.45%
Light Commercial Funding LP, 11.153% (1-Month Term SOFR+600basis points), 10/31/2026	2/28/2023	1,295,370	1,298,760	0.35%
McDermott International, Ltd.	7/1/2020	2,014,777	427,029	0.11%
McDermott International, Ltd., 8.000%	12/31/2020	64,152	103,239	0.03%
McDermott LC, 9.592%, 6/30/2027	7/1/2020	991,165	495,582	0.13%
McDermott Tanks Escrow LC, 9.592%, 12/31/2026	2/28/2020	228,691	114,346	0.03%
McDermott Tanks Secured LC, 10.250%, 12/31/2026	12/31/2020	(5,477)	(402,225)	-0.11%
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+311.4basis points), 6/30/2027	7/1/2020	141,925	70,963	0.02%
McDermott Technology Americas, Inc., 6.443% (1-Month Term SOFR+111.4basis points), 12/31/2027	7/1/2020	1,810,791	597,528	0.16%
Metro Partners Fund VII LP	5/13/2021	7,180,327	8,467,701	2.27%
MSD Private Credit Opportunities Fund II LP	3/8/2021	2,077,336	2,961,594	0.79%
MSD Real Estate Credit Opportunities Fund	6/11/2020	897,640	1,392,050	0.37%
Nebari Natural Resources Credit Fund I LP	8/18/2020	5,363,250	5,122,342	1.37%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	552,000	552,000	0.15%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
PHI Group, Inc.	8/19/2019	690,707	1,689,040	0.45%
Piney Lake Opportunities Fund LP	6/30/2021	2,269,972	3,073,967	0.83%
Polaris Newco, LLC Term Loan B, 9.313% (3-Month Term SOFR+400basis points), 6/5/2028	6/3/2021	1,134,222	1,124,299	0.30%
Post Road Special Opportunity Fund II LP	1/26/2021	1,403,902	1,615,708	0.43%
Project Myrtle, 7.500% (1-Month Term SOFR+317.9basis points), 6/15/2025	12/21/2022	1,206,553	1,221,259	0.33%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	350,724	302,652	0.08%
QBS Parent, Inc., 9.709% (3-Month Term SOFR+425basis points), 9/21/2025	4/13/2020	1,798,549	1,858,213	0.50%
Silverpeak Credit Opportunities LP	11/18/2019	1,164,440	1,735,764	0.47%
Silverpeak Special Situations	9/25/2020	4,304,378	4,868,623	1.31%
Vision Solutions, Inc., 9.586% (3-Month Term SOFR+426.2basis points), 5/28/2028	12/7/2022	62,507	73,066	0.02%
WH Borrower LLC, Term Loan B, 10.903% (3-Month Term SOFR+550basis points), 2/15/2027	2/9/2022	1,072,880	1,145,184	0.31%
Windstream Services LLC, 11.680% (1-Month Term SOFR+635basis points), 9/21/2027	8/11/2020	227,053	244,391	0.07%
		$73,732,226	$73,041,726	19.60%